SEMI-ANNUAL REPORT

FEBRUARY 29, 2000

[GRAPHIC REPRESENTATION OMITTED-SEE APPENDIX]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President's Message	1
Management Discussion & Analysis	3
Portfolios of Investments	10
Notes to Portfolios of Investments	30
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	40
Combined Notes to Financial Statements	42

. Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

. Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.

. Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund attempt to maintain a stable net asset value of $1.00 per share; there can be no assurance that these Funds will be able to do so.

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Hibernia Funds. This Report covers the activity of the Hibernia Funds over the six-month reporting period from September 1, 1999 through February 29, 2000. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and unaudited financial statements for each fund.

The highlights for each Hibernia fund over the six-month reporting period are as follows:

. Hibernia Capital Appreciation Fund produced positive returns in a reporting period of very high stock market volatility. For Class A Shares, the total return was 5.41%.* Contributing to the total return was a capital gain of $3.15 per share. For Class B Shares, the total return was 5.03%.* Contributing to the total return was a capital gain of $3.15 per share. At the end of the reporting period, net assets in the fund reached $364 million.

. Designed for tax-sensitive Louisiana residents, Hibernia Louisiana Municipal Income Fund paid double-tax-free dividends of $0.27 per share and capital gains of $0.10 per share.** The fund's net asset value declined $0.40 in the wake of a rising interest rate environment that caused bond prices to fall. As a result, the fund's total return was a relatively flat (0.30%).* At the end of the reporting period, net assets totaled $82 million.

. The newest addition to the Hibernia Funds family, Hibernia Mid Cap Equity Fund, continued to produce a strong total return in a favorable environment for mid-cap stocks. For Class A Shares, the total return was 22.64%, while Class B Shares produced a total return of 22.23%.* A significant increase in net asset value accounted for these returns. At the end of the reporting period, net assets in the fund reached $25 million.

. The diversified portfolio of Hibernia Total Return Bond Fund paid dividends of $0.28 per share, while its net asset value declined by $0.14 in a rising interest rate environment that caused bond prices to fall. As a result, the fund produced a total return of 1.48%.* At the end of the reporting period, net assets stood at more than $78 million.

. Hibernia U.S. Government Income Fund paid dividends totaling $0.28 per share, while its net asset value decreased by $0.13 in a rising interest rate environment that caused bond prices to fall. As a result, the fund produced a total return of 1.53%.* Net assets ended the reporting period at $85 million.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total returns based on the maximum sales charge for the six-month period are as follows: Hibernia Capital Appreciation Fund Class A Shares, 0.66%; Hibernia Capital Appreciation Fund Class B Shares, (0.08%); Hibernia Louisiana Municipal Income Fund, (3.33%); Hibernia Mid Cap Equity Fund Class A Shares, 17.17%; Hibernia Mid Cap Equity Fund Class B Shares, 16.73%; Hibernia Total Return Bond Fund, (1.57%); and Hibernia U.S. Government Income Fund, (1.49%).

** Income may be subject to the federal alternative minimum tax.

. Hibernia Cash Reserve Fund, a portfolio of high quality money market securities, paid dividends of $0.02 per share for both Class A Shares and Class B Shares. At the end of the reporting period, net assets stood at more than $237 million.

. Hibernia U.S. Treasury Money Market Fund, a portfolio of U.S. Treasury money market securities, paid dividends of $0.02 per share. At the end of the reporting period, net assets stood at more than $214 million.

Thank you for keeping your money working in one or more key financial markets through the professional management and diversification of the Hibernia Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
April 15, 2000

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q Growth-oriented stocks continued to lead the stock market over the first half of the fund's fiscal year. What are your comments?

A We don't expect leadership to change over the course of the year. We do expect more market volatility, and have experienced more volatility in recent days.

Q What was the fund's total return over the six-month reporting period ended February 29, 2000?

A The fund's Class A Shares total return at the end of the reporting period was 5.41%.* Total return for the Standard & Poor's 500 Index for the same period was 4.13%.**

Q Y2K and a series of interest rate hikes are behind us, and the economy continues to surge ahead. What factors may impact the market through the year 2000 and what are your strategies going forward?

A We expect the Federal Reserve Board (the "Fed") to remain restrictive until an overall economic slowdown takes place. The market will remain nervous for as long as the Fed continues to threaten and deliver interest rate increases. Eventually, the Fed will be successful in slowing the economy and the irrational exuberance of the equity markets. This should pave the way for a healthier more sustainable market in the last half of the year 2000.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The fund's Class B Shares total return based on net asset value at the end of the reporting period was 5.03%. The total returns based on the offering price at the end of the reporting period for the fund's Class A Shares and Class B Shares were 0.66% and (0.08%), respectively.

** Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments can not be made in an index.

Hibernia Louisiana Municipal Income Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q Although bond fund total returns continued to be flat across the board, how have municipal bond values fared vs. U.S. Treasury securities? What is your review of the municipal bond market over the first half of the fund's fiscal year?

A While tax exempt bond yields did rise during the six month reporting period ended February 29, 2000, the extreme volatility experienced in the U.S. Treasury markets rarely spilled over into the municipal markets. Consequently, municipal investors were not subjected to the daily whipsaws in interest rates that taxable investors were forced to endure. It was a difficult reporting period for all bond investors, but municipal investors fared better than most.

Q How did the fund perform on a total return and income basis?

A The dividend income of the fund continued to be stable during this turbulent reporting period, while the total return of the fund was only modestly negative at (0.30%) for the six-month period.*

Q What is your outlook for municipal securities for the rest of the year?

A The municipal bond market, along with the rest of the fixed income markets appear to be headed toward a period of much greater stability. Municipal securities now offer very attractive after tax yields for investors needing tax free income.

* Past performance is no guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original price. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The fund's total return, based on offering price at the end of the reporting period was (3.33%).

Hibernia Mid Cap Equity Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q "Growth" stocks continued their climb as the NASDAQ hit new highs and marched past a series of interest rate increases and a non-eventful Y2K. What is your assessment of the mid-cap stock market over the first half of the fund's fiscal year?

A Growth & technology stocks have been the driving force behind NASDAQ performance. This will continue with bumps in the road along the way.

Q It was a very strong reporting period for Hibernia Mid Cap Equity Fund. How did the fund perform over the six-month reporting period ended February 29, 2000?

A The fund's Class A Shares total return at the end of the reporting period was 22.64%.* Rate of return for S&P Mid Cap 400 Index was 18.05%.**

Q What do you see ahead for the mid-cap market, and what are your strategies going forward?

A Mid Cap performance will still be most impacted by the technology sector. The fund is a sector neutral investor, but will seek to continue to outperform based on an ability to pick stocks.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The fund's Class B Shares total return based on net asset value at the end of the reporting period was 22.23%. The total returns based on offering price at the end of the reporting period for Class A Shares and Class B Shares were 17.17% and 16.73%, respectively.

** Standard and Poor's Mid-Cap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. Stock Market. Investments can not be made in an index.

Hibernia Total Return Bond Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q The hot economy and rising interest rate environment continued to impact bonds from a total return perspective. What are your comments on the bond market environment over the first half of the fund's fiscal year?

A The six-month reporting period ended February 29, 2000 was a turbulent time for the fixed income markets. Negative factors such as rising oil prices, a restrictive Federal Reserve policy, robust consumer spending and tight labor markets created angst among bond market investors. On the positive side, however, bulging federal coffers brought on by increased tax revenues created huge government budget surpluses and led to reduced treasury borrowing.

Q While its total return was flat, how did the fund perform in terms of its income stream?

A The dividend income produced by the fund was extremely stable during this period of interest rate volatility.

Q What is your outlook for bonds through the year 2000? Could the worst be behind us?

A Looking ahead, better times should be on the horizon for bond investors. The proactive steps now taken by the Fed should eventually serve to slow the economy and allow the fixed income markets to return to better times.

Hibernia U.S. Government Income Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q What are your comments on the continued weak environment for bond returns during the fund's fiscal year?

A During the fiscal year, interest rates and bond yields rose in anticipation of an accelerating economy and a pick-up in inflation. The last two months of the reporting period saw a turnaround in this with longer-term yields starting to go back down, and returns becoming positive again.

Q On a total return and income basis, how did the fund perform?

A For the 12 month period ended February 29, 2000, the total return, based on net asset value, was 1.14%.*

Q Do you expect that the rest of the year 2000 will be "more of the same" for the bond market? What factors could spark an improvement?

A As noted above, there has already been a turnaround in yields in the first two months of the year 2000. The rest of the year could see further decreases in bond yields with positive total returns for bondholders. If this happens, it would be the result of a declining threat of inflation and a slowing economy. Furthermore, changes in the supply and demand balance of Treasury bonds outstanding could result in a positive change for bondholders.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Total return for the one year period ended February 29, 2000 based on the maximum sales charge was (1.86%). For the 5-year and 10-year periods ended February 29, 2000, the average annual total return, based on offering price, was 5.31% and 6.38%, respectively.

Hibernia Cash Reserve Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q What are your comments on the rising interest rate environment during the first half of the fund's fiscal year, and its impact on the short-term marketplace?

A The Federal Open Market Committee ("FOMC") continued a policy of increasing overnight interest rates. This was done to try to slow a red-hot economy and fight the possible threat of inflation. Rates on short-term instruments increased along with the overnight rates, leading to better returns for investors.

Q As a result, where did the 7-day net yield of the fund stand at the beginning and end of the reporting period?

A The 7-day net yields as of September 1, 1999, for the Fund's Class A Shares and Class B Shares were 4.33% and 3.56%, respectively. The 7-day net yields as of February 29, 2000, for the Fund's Class A Shares and Class B Shares were 4.90% and 4.15%, respectively.*

Q What was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A The portfolio was significantly invested in longer-maturity commercial-paper during the reporting period, with a significant position in overnight repurchase agreements. For most of the reporting period, the average weighted portfolio maturity was near the short-end of our target range, as the fund was in a defensive position in the rising interest rate environment.

Q What could money market investors expect from interest rates through the year 2000?

A The FOMC has already increased overnight rates by 25 basis points since the end of the fiscal quarter. The consensus expectation is for further increases, leading to higher returns for money market investors.

* Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Hibernia U.S. Treasury Money Market Fund
Semi-Annual Report/6-month period from September 1, 1999 through February 29, 2000

Q What are your comments on the short-term marketplace during the first half of the fund's fiscal year, which saw the Fed continue to "tighten" or increase interest rates in an attempt to cool down the U.S. economy?

A The FOMC continued a policy of increasing overnight interest rates. This was done to try to slow a red-hot economy and fight the possible threat of inflation. Rates on short-term instruments increased along with the overnight rates, leading to better returns for investors.

Q As a result, where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A On September 1, 1999, the 7-day net yield was 4.30%; on February 29, 2000, the 7-day net yield was 4.89%.

Q How have you structured the fund's portfolio in terms of holdings and average maturity?

A The fund is divided between overnight repurchase agreements (about 38% of assets at fiscal quarter-end) and direct Treasury investments (62%). The average weighted portfolio maturity is currently approximately 38 days.

Q What is the likelihood that money market fund investors will continue to enjoy a rising interest rate environment through the year 2000?

A The likelihood is strong that rates will continue to rise as the FOMC continues to try to slow the domestic economy and battle the threat of inflation.

* Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

Hibernia Funds

February 29, 2000 (unaudited)

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--98.6%
	Commercial Services--2.3%
55,500	McGraw-Hill Cos., Inc.	$2,823,563
15,000	Omnicom Group, Inc.	1,412,813
125,000	Sysco Corp.	4,101,563

	Total	8,337,939

	Consumer Durables--0.8%
54,930	Ford Motor Co.	2,286,461
26,600	Maytag Corp.	703,237

	Total	2,989,698

	Consumer Non-Durables--4.4%
25,800	Anheuser-Busch Cos., Inc.	1,654,425
75,800	Coca-Cola Co.	3,671,562
40,500	Kimberly-Clark Corp.	2,093,344
50,500	PepsiCo, Inc.	1,628,625
62,500	Philip Morris Cos., Inc.	1,253,906
48,000	Procter & Gamble Co.	4,224,000
27,000	Quaker Oats Co.	1,456,313

	Total	15,982,175

	Consumer Services--4.0%
76,600	Time Warner, Inc.	6,549,300
68,000	(1) Tricon Global Restaurants, Inc.	1,810,500
110,700	(1) Viacom, Inc., Class B	6,171,525

	Total	14,531,325

	Electronic Technology--26.4%
75,300	(1) Applied Materials, Inc.	13,775,194
126,460	(1) Cisco Systems, Inc.	16,716,431
78,300	(1) EMC Corp. Mass	9,317,700
46,800	Hewlett-Packard Co.	6,294,600
107,100	Intel Corp.	12,102,300
77,900	International Business Machines Corp.	7,945,800
136,300	Lucent Technologies, Inc.	8,109,850
18,200	Motorola, Inc.	3,103,100
20,000	(1) Qualcomm, Inc.	2,848,750
57,800	(1) Sun Microsystems, Inc.	5,505,450
27,800	Texas Instruments, Inc.	4,628,700
90,400	(1) Unisys Corp.	2,706,350
63,700	United Technologies Corp.	3,244,719

	Total	96,298,944

	Energy Minerals--4.9%
22,200	Atlantic Richfield Co.	1,576,200
70,002	BP Amoco PLC, ADR	3,290,094
133,571	Exxon Mobil Corp.	10,059,566
37,200	Royal Dutch Petroleum Co., ADR	1,953,000
42,800	USX Corp.	925,550

	Total	17,804,410

	Finance--11.5%
55,700	AMBAC	2,447,319
106,300	AXA Financial, Inc.	3,182,356
73,100	Chase Manhattan Corp.	5,820,587
176,625	Citigroup, Inc.	9,129,305
42,500	Hertz Corp., Class A	1,522,031
52,600	J.P. Morgan & Co., Inc.	5,838,600
68,700	Lehman Brothers Holdings, Inc.	4,980,750
29,500	MGIC Investment Corp.	1,102,562
30,000	Marsh & McLennan Cos., Inc.	2,321,250
55,600	Morgan Stanley, Dean Witter & Co.	3,916,325
45,500	Wells Fargo Co.	1,504,344

	Total	41,765,429

	Health Technology--10.0%
85,900	Abbott Laboratories	2,813,225
134,600	(1) Amgen, Inc.	9,178,038
69,000	(1) Biogen, Inc.	7,447,687
42,500	Bristol-Myers Squibb Co.	2,414,531
43,600	Johnson & Johnson	3,128,300
37,700	Merck & Co., Inc.	2,320,906
108,900	Pfizer, Inc.	3,498,413
157,300	Schering Plough Corp.	5,485,838

	Total	36,286,938

	Industrial Services--0.9%
39,200	Schlumberger Ltd.	2,895,900
7,589	Transocean Sedco Forex, Inc.	299,296

	Total	3,195,196

	Non-Energy Minerals--1.2%
63,500	Alcoa, Inc.	4,349,750
	Process Industries--6.4%
57,275	Ball Corp.	1,542,845
21,900	Dow Chemical Co.	2,376,150
122,300	General Electric Co.	16,166,531
143,200	Solutia, Inc.	1,977,950
19,000	Textron, Inc.	1,159,000

	Total	23,222,476

	Producer Manufacturing--1.8%
23,200	Avery Dennison Corp.	1,407,950
15,200	Emerson Electric Co.	692,550
114,600	Tyco International Ltd.	4,347,638

	Total	6,448,138

	Retail Trade--4.9%
77,600	(1) Federated Department Stores, Inc.	2,846,950
28,062	Gap (The), Inc.	1,355,745
66,550	(1) Safeway, Inc.	2,566,334
195,600	TJX Cos., Inc.	3,117,375
166,400	Wal-Mart Stores, Inc.	8,101,600

	Total	17,988,004

Shares or Principal Amount		Value
	Technology Services--9.7%
114,100	Adobe System, Inc.	$11,638,200
63,400	(1) America Online, Inc.	3,740,600
29,400	General Motors Corp.	2,236,237
198,200	(1) Microsoft Corp.	17,714,125

	Total	35,329,162

	Transportation--0.2%
13,600	(1) UAL Corp.	663,000

	Utilities--9.2%
113,700	AT&T Corp.	5,621,044
65,100	Bell Atlantic Corp.	3,185,831
133,500	BellSouth Corp.	5,440,125
42,000	Coastal Corp.	1,766,625
63,300	DTE Energy Co.	1,910,869
172,700	Edison International	4,544,169
76,700	GTE Corp.	4,525,300
172,310	SBC Communications, Inc.	6,547,780

	Total	33,541,743

	TOTAL COMMON STOCKS (identified cost $212,915,338)	358,734,327

	(2) REPURCHASE AGREEMENT--1.3%
$4,749,000	State Street Corp., 5.62%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	4,749,000

	TOTAL INVESTMENTS (identified cost $217,664,338)	$363,483,327

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating(4)	Value
	(3) LONG-TERM MUNICIPALS--98.0%
	Colorado--0.5%
$415,000	Colorado Health Facilities Authority, Revenue Bonds, 7.125% (Rose Medical Center Project), 9/1/2008	AAA	$445,747

	Louisiana--96.7%
1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	879,290
500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	474,280
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,416,525
1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, Series ST, 5.90% (FGIC INS), 2/1/2017	AAA	1,257,825
930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, Series ST-A, 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	862,380
500,000	East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds, Series ST, 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	461,620
145,000	East Baton Rouge, LA Mortgage Finance Authority, Revenue Bonds, 7.625% (GNMA COL), 8/1/2008	NR	147,619
245,000	East Baton Rouge, LA Mortgage Finance Authority, Refunding Revenue Bonds, 4.80% (GNMA COL), 10/1/2004	NR	240,994
375,000	East Baton Rouge, LA Mortgage Finance Authority, SFM Purchasing Revenue Bonds, Series B, 5.40% (FNMA COL), 10/1/2025	NR	338,062
1,110,000	East Baton Rouge, LA Mortgage Finance Authority, SFM Refunding Revenue Bonds, Series B, 7.40% (GNMA COL), 8/1/2012	NR	1,134,364
375,000	East Baton Rouge, LA Mortgage Finance Authority, SFM Refunding Revenue Bonds, Series C, 7.00%, 4/1/2032	NR	382,279
1,000,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds, Series C, 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	958,120
1,200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds, Series C, 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,121,928
1,450,000	Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, 6.00% (Louisiana Expressway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,464,239
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,289,769
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	986,890
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, Series A, 6.15% (FNMA and GNMA COLs), 6/1/2028	AAA	1,952,660
500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA and GNMA LOCs), 12/1/2028	AAA	470,230
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, 5.10%, (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	576,570
135,000	Jefferson, LA, Housing Development Corp., Multifamily Refunding Revenue Bonds, Series A, 7.375% (Concordia Project)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	139,554
1,000,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS), 4/1/2018	AAA	831,310
500,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS)/(Original Issue Yield: 5.05%), 4/1/2017	AAA	419,415
400,000	Lafayette, LA, Public Power Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS), 11/1/2011	AAA	401,084
1,650,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, Series A, 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	NR	1,653,811
350,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 5.85% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	NR	352,702
1,000,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 6.20% (Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	NR	999,890
1,000,000	Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,038,640
410,000	Louisiana HFA, SFM Revenue Bonds, Series A-2, 6.55%, 12/1/2026	NR	415,842
500,000	Louisiana PFA, Hospital Refunding Revenue Bonds, 6.40% (Lafayette General Medical Center Project)/(FSA INS)/(Original Issue Yield: 6.53%), 10/1/2012	AAA	528,455
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds, Series A, 7.50% (FHLMC COL), 6/1/2021	AAA	2,141,340
800,000	Louisiana PFA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.30%), 2/1/2028	AAA	674,568
400,000	Louisiana PFA, Refunding Revenue Bonds, 5.75% (Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.636%), 5/15/2011	AAA	401,648
1,000,000	Louisiana PFA, Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA LOC), 9/1/2027	AAA	884,680
750,000	Louisiana PFA, Revenue Bonds, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	761,963
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	438,860
1,890,000	Louisiana PFA, Refunding Revenue Bonds, Series A, 6.75% (Bethany Home Project)/(FHA LOC), 8/1/2025	AAA	1,942,240
350,000	Louisiana PFA, Refunding Revenue Bonds, Series B, 6.50% (Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.743%), 5/15/2022	AAA	355,463
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	NR	986,380
830,000	Louisiana PFA, Refunding Revenue Bonds, 6.20% (Student Loans GTD), 3/1/2001	NR	844,699
385,000	Louisiana PFA, Student Loan Refunding Revenue Bonds, Series A-2, 6.75% (Student Loans GTD), 9/1/2006		402,702
240,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds, Series A, 6.80% (FSA INS), 1/1/2006	AAA	249,403
235,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds, Series A, 6.85% (FSA COL), 1/1/2009	AAA	243,714
215,000	Louisiana Public Facilities Authority, Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA LOC)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	197,735
1,000,000	Louisiana Public Facilities Authority, Hospital, Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.00%), 7/1/2019	AAA	859,240
3,000,000	Louisiana Stadium and Expo District, Series B, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 5.09%), 7/1/2026	AAA	2,543,940
2,000,000	Louisiana Stadium and Expo District, Series B, Refunding Revenue Bonds, 4.75% (FGIC LOC)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	1,658,180
500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Refunding Revenue Bonds, Series A, 6.00% (FGIC INS), 7/1/2016	AAA	527,820
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,574,340
3,500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA LOC)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	3,255,805
5,000,000	Louisiana State University and Agricultural and Mechanical College, Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 7/1/2026	AAA	4,599,600
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC LOC), 10/1/2030		1,046,113
1,000,000	Louisiana State, GO UT Bonds, Series B, 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	888,820
525,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.50% (FNMA COL), 2/1/2010	NR	529,846
1,020,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.70% (FNMA COL), 8/1/2021	NR	1,027,048
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,031,600
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA LOC)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	247,310
1,250,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, Series A, 6.65% (GNMA COL), 9/1/2008	NR	1,274,100
75,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, 5.35% (FNMA and GNMA COLs), 12/1/2020	NR	72,709
1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.517%), 1/15/2011	NR	1,066,870
190,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	196,916
675,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	697,309
1,900,000	New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	1,921,850
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	2,185,903
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,000,570
6,000	New Orleans, LA, GO UT Refunding Bonds, 7.30% (AMBAC INS)/(Original Issue Yield: 7.35%), 12/1/2001	AAA	6,277
2,000,000	New Orleans, LA, Refunding Revenue Bonds, Series B, 5.00% (FSA INS)/(Original Issue Yield: 5.10%), 12/1/2012	AAA	1,888,860
500,000	Orleans Parish, LA, Parishwide School District, GO UT, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 9/1/2021	NR	438,615
1,000,000	Orleans, LA, Levee District, Refunding Revenue Bonds, Series A, 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,021,570
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC LOC)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,408,550
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	898,750
750,000	Shreveport, LA, Revenue Bonds, Series A, 5.375% (FSA INS), 1/1/2028	AAA	657,623
500,000	Shreveport, LA, Revenue Bonds, Series B, 5.375% (FSA INS), 1/1/2024	AAA	442,995
750,000	Shreveport, LA, Water & Sewer, Revenue Bonds, Series A, 5.95% (FGIC LOC), 12/1/2014	AAA	762,315
535,000	St. Charles Parish School Board, School Improvement Revenue Bonds, 4.75% (AMBAC LOC), 2/1/2018	AAA	456,644
1,485,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Refunding Revenue Bonds, 7.15% (MBIA INS), 7/1/2016	AAA	1,558,107
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	485,415
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,065,970
1,000,000	St. James Parish, LA, GO UT, 5.50% (AMBAC LOC), 3/1/2012	AAA	1,000,880
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125% (Connie Lee INS)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	415,764
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,036,180
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	490,380
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA)/(MBIA INS), 9/1/2026	AAA	473,310
1,000,000	University of Louisiana, Revenue Bonds, 5.10% (AMBAC LOC)/(Original Issue Yield: 5.20%), 4/1/2024	AAA	867,210

	Total		79,303,046

	Puerto Rico--0.8%
600,000	Puerto Rico Municipal Finance Agency, Revenue Bonds, Series A, 6.00% (FSA INS)/(Original Issue Yield: 6.30%), 7/1/2014	AAA	638,460

	TOTAL LONG-TERM MUNICIPALS (identified cost $81,997,736)		80,387,253

	MUTUAL FUND--0.8%
654,047	Federated Tax-Free Obligations Fund, Series IS(at net asset value)		654,047

	TOTAL INVESTMENTS (identified cost $82,651,783)		$81,041,300

MID CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--94.9%
	Commercial Services--2.8%
9,100	(1) ACNielsen Corp.	$154,131
1,000	McGraw-Hill Cos., Inc.	50,875
6,000	Paychex, Inc.	300,375
7,590	(1) U.S. Foodservice, Inc.	134,248
2,100	(1) Valassis Communications, Inc.	58,144

	Total	697,773

	Consumer Durables--2.5%
2,400	(1) Electronic Arts, Inc.	240,000
4,750	Harley Davidson, Inc.	323,594
2,500	Maytag Corp.	66,094

	Total	629,688

	Consumer Non-Durables--2.4%
6,460	Church and Dwight, Inc.	110,224
1,100	Coors Adolph Co., Class B	48,262
11,480	Hormel Foods Corp.	191,573
4,360	IBP, Inc.	54,500
7,070	(1) Jones Apparel Group, Inc.	159,959
2,520	(1) Tommy Hilfiger Corp.	29,295

	Total	593,813

	Consumer Services--3.4%
2,250	Dow Jones & Co.	140,344
2,700	(1) Papa Johns International, Inc.	64,800
2,100	(1) Pixar, Inc.	73,500
4,100	Readers Digest Association, Inc., Class A	140,938
10,780	Ruby Tuesday, Inc.	182,586
2,450	(1) Univision Communications, Inc., Class A	249,594

	Total	851,762

	Electronic Technology--21.2%
5,400	(1) Altera Corp.	430,650
3,360	(1) Analog Devices, Inc.	527,520
1,725	(1) Comverse Technology, Inc.	339,609
10,440	(1) Dell Computer Corp.	426,083
5,700	(1) Jabil Circuit, Inc.	395,794
5,200	(1) Lattice Semiconductor Corp.	365,300
3,500	Linear Technology Corp.	367,281
5,200	(1) Qualcomm, Inc.	740,675
3,180	Rockwell International Corp.	143,895
2,400	(1) Sanmina Corp.	280,950
2,455	United Technologies Corp.	125,052
7,700	(1) Vishay Intertechnology, Inc.	331,100
10,200	(1) Xilinx, Inc.	813,450

	Total	5,287,359

	Energy Minerals--2.9%
2,300	Ashland, Inc.	71,587
4,400	Enron Corp.	303,600
2,500	Kerr-McGee Corp.	111,875
5,600	Noble Affiliates, Inc.	126,000
1,800	Tosco Corp.	48,150
2,350	Valero Energy Corp.	59,925

	Total	721,137

	Finance--6.6%
3,100	Aflac, Inc.	113,344
1,270	AMBAC	55,801
3,157	American International Group, Inc.	279,197
12,663	Amsouth Bancorporation	183,613
3,937	Bear Stearns Cos., Inc.	154,527
8,700	Dime Bancorp, Inc.	106,031
3,125	Finova Group, Inc.	89,453
8,200	First Tennessee National Corp.	141,450
2,900	Lehman Brothers Holdings, Inc.	210,250
6,200	North Fork Bancorp, Inc.	101,525
8,379	Old Kent Financial Corp.	219,425

	Total	1,654,616

	Health Services--1.2%
3,486	Cardinal Health, Inc.	143,797
5,150	(1) Trigon Healthcare, Inc.	164,478

	Total	308,275

	Health Technology--6.6%
7,770	Allergan, Inc.	390,928
8,600	(1) Biogen, Inc.	928,262
2,500	(1) Elan Corp. PLC, ADR	102,813
3,700	(1) Genzyme Corp.	212,519

	Total	1,634,522

	Industrial Services--2.4%
1,300	(1) BJ Services Co.	74,181
4,000	(1) Calpine Corp.	366,000
3,720	Transocean Offshore, Inc.	146,707

	Total	586,888

	Non-Energy Minerals--0.9%
1,600	Cleveland Cliffs, Inc.	39,900
1,250	U.S.G. Corp.	40,625
3,480	Vulcan Materials Co.	139,200

	Total	219,725

	Process Industries--1.9%
3,300	Air Products & Chemicals, Inc.	84,975
6,490	Albemarle Corp.	97,756
3,300	Ball Corp.	88,894
4,995	Cabot Corp.	110,514
2,930	Fort James Corp.	55,121
3,150	Solutia, Inc.	43,509

	Total	480,769

	Producer Manufacturing--5.4%
4,400	(1) American Standard Cos.	153,450
3,500	Arvin Industries, Inc.	64,312
3,450	Cummins Engine Co., Inc.	114,928
2,500	Danaher Corp.	102,031
2,100	Ingersoll-Rand Co.	80,456
6,450	(1) Lexmark International Group, Class A	769,163
3,360	Trinity Industries, Inc.	74,340

	Total	1,358,680

	Retail Trade--2.9%
2,750	(1) Abercrombie & Fitch Co., Class A	40,391
3,980	(1) Bed Bath & Beyond, Inc.	112,932
9,000	Ross Stores, Inc.	130,500
1,000	(1) Safeway, Inc.	38,563
6,460	Tiffany & Co.	414,651

	Total	737,037

Shares or Principal Amount		Value
	Technology Services--22.4%
6,800	Adobe System, Inc.	$693,600
12,280	(1) Citrix Systems, Inc.	1,294,772
2,900	(1) DST Systems, Inc.	162,763
10,350	(1) Rational Software Corp.	736,144
8,000	(1) Siebel Systems, Inc.	1,109,500
5,700	(1) Symantec Corp.	407,194
6,000	(1) Veritas Software Corp.	1,187,250

	Total	5,591,223

	Transportation--0.9%
2,800	CNF Transportation, Inc.	89,775
1,130	(1) UAL Corp.	55,088
2,300	USFreightways Corp.	76,475

	Total	221,338

	Utilities--8.5%
3,634	Bell Atlantic Corp.	177,839
6,600	Coastal Corp.	277,612
7,160	Conectiv, Inc.	102,030
3,350	DQE, Inc.	155,775
15,700	Energy East Corp.	329,700
10,710	Montana Power Co.	421,706
3,655	NSTAR	149,627
3,330	New England Electric System	179,820
7,050	NiSource, Inc.	91,209
15,970	Questar Corp.	222,582

	Total	2,107,900

	TOTAL COMMON STOCKS (identified cost $15,988,508)	23,682,505
	(2) REPURCHASE AGREEMENT--5.0%
$1,260,000	State Street Corp., 5.62%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	1,260,000

	TOTAL INVESTMENTS (identified cost $17,248,508)	$24,942,505

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS/ASSET BACKED SECURITIES--32.4%
	Automobile--1.3%
$1,000,000	Ford Capital BV, Deb., 10.125%, 11/15/2000	$1,019,950

	Banking--1.9%
1,500,000	Swiss Bank Corp., New York, Sub. Note, 7.25%, 9/1/2006	1,448,850

	Consumer Durables--2.5%
2,000,000	Ford Motor Co., Note, 7.25%, 10/1/2008	1,948,040

	Consumer Non-Durables--1.8%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,383,615

	Electronic Technology--0.6%
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	466,785

	Energy Minerals--1.8%
1,500,000	Enron Corp., Note, 6.40%, 7/15/2006	1,388,625

	Finance--7.6%
2,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,809,800
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,205,475
1,000,000	Bank of America Corp., Sub. Note, 7.50%, 10/15/2002	1,004,010
1,000,000	General Electric Capital Corp., Medium Term Note, Series A, 6.15%, 11/5/2001	986,380
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	914,630

	Total	5,920,295
	Finance--Insurance--2.4%
2,000,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,891,480

	Process Industries--2.4%
1,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002	984,640
1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	887,220

	Total	1,871,860

	Retail Trade--6.3%
3,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	2,979,900
2,000,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	1,943,180

	Total	4,923,080

	Technology Services--1.1%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	881,560

	Utilities--2.7%
2,000,000	K N Energy, Inc., Deb., 9.625%, 8/1/2021	2,129,040

	TOTAL CORPORATE BONDS/ASSET BACKED SECURITIES (identified cost $26,431,053)	25,273,180

	GOVERNMENT AGENCIES--21.0%
	Federal Home Loan Bank--0.7%
550,000	7.01%, 6/14/2006	539,721

	Federal Home Loan Mortgage Corporation--2.4%
2,000,000	Unsecd. Bond, 6.75%, 9/15/2029	1,908,960

	Federal National Mortgage Association--1.3%
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	976,510

	(5) Federal National Mortgage Association--0.0%
951	Pool 1804, 11.00%, 4/1/2011	988
2,260	Pool 34138, 11.00%, 4/1/2010	2,449
4,141	Pool 76204, 11.00%, 6/1/2019	4,536
6,801	Pool 85131, 11.00%, 5/1/2017	7,477

	Total	15,450

	(5) Government National Mortgage Association 15-Year--0.7%
516,656	Pool 420153, 7.00%, 9/15/2010	508,586

	(5) Government National Mortgage Association 30-Year--13.0%
21,957	Pool 147875, 10.00%, 3/15/2016	23,507
107,360	Pool 168511, 8.00%, 7/15/2016	108,937
66,866	Pool 174673, 8.00%, 8/15/2016	68,015
30,242	Pool 177145, 8.00%, 1/15/2017	30,686
4,969	Pool 188080, 8.00%, 9/15/2018	5,038
51,867	Pool 212047, 8.00%, 5/15/2017	52,629
53,190	Pool 212660, 8.00%, 4/15/2017	54,004
117,720	Pool 216950, 8.00%, 6/15/2017	119,449
73,372	Pool 217533, 8.00%, 5/15/2017	74,495
30,844	Pool 225725, 10.00%, 9/15/2020	33,138
57,216	Pool 227430, 9.00%, 8/15/2019	59,737
35,835	Pool 253449, 10.00%, 10/15/2018	38,501
45,016	Pool 279619, 10.00%, 9/15/2019	48,364
25,236	Pool 279629, 9.00%, 10/15/2019	26,348
36,149	Pool 283261, 9.00%, 11/15/2019	37,742
96,333	Pool 287853, 9.00%, 4/15/2020	100,458
7,411	Pool 288570, 10.00%, 8/15/2020	7,967
17,779	Pool 288967, 9.00%, 4/15/2020	18,574
52,542	Pool 288994, 9.00%, 5/15/2020	54,791
30,316	Pool 289082, 9.00%, 4/15/2020	31,671
33,156	Pool 291100, 9.00%, 5/15/2020	34,617
37,138	Pool 292364, 10.00%, 9/15/2020	39,901
14,728	Pool 296315, 10.00%, 9/15/2020	15,823
318,094	Pool 302101, 7.00%, 6/15/2024	306,165
303,252	Pool 345031, 7.00%, 10/15/2023	291,880
323,653	Pool 345090, 7.00%, 11/15/2023	311,516
163,572	Pool 360772, 7.00%, 2/15/2024	157,948
325,179	Pool 382074, 7.00%, 9/15/2025	312,784
100,683	Pool 404653, 7.00%, 9/15/2025	96,845
322,629	Pool 408884, 7.00%, 9/15/2025	309,924
475,967	Pool 410108, 7.00%, 9/15/2025	457,823
253,488	Pool 410786, 7.00%, 9/15/2025	243,825
522,090	Pool 415427, 7.50%, 8/15/2025	513,115
358,643	Pool 415865, 7.00%, 9/15/2025	344,519
987,368	Pool 418781, 7.00%, 9/15/2025	949,729
1,053,120	Pool 420157, 7.00%, 10/15/2025	1,012,975
3,850,722	Pool 780717, 7.00%, 2/15/2028	3,706,320

	Total	10,099,760

	(5) Government National Mortgage Association 40-Year--2.9%
2,332,872	Pool 453534, 7.50%, 10/15/2038	2,284,255

	TOTAL GOVERNMENT AGENCIES (identified cost $16,834,988)	16,333,242

	(3) LONG-TERM MUNICIPALS--6.3%
1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	1,091,575
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% (AMBAC INS), 10/1/2027	1,878,220
1,320,000	New Orleans, LA, Refunding Revenue Bonds, 6.00% (FSA INS), 12/1/2000	1,311,605
360,000	Vail, CO, Sales Tax Revenue, Refunding Revenue Bonds, 6.00% (MBIA LOC), 12/1/2006	334,073
350,000	Vail, CO, Sales Tax Revenue, Refunding Revenue Bonds, 6.05% (MBIA LOC), 12/1/2007	322,056

	TOTAL LONG-TERM MUNICIPALS (identified cost $5,190,180)	4,937,529

	TREASURY SECURITIES--29.6%
	U.S. Treasury Bonds--13.3%
5,000,000	United States Treasury Bond, 6.00%, 2/15/2026	4,786,000
2,750,000	United States Treasury Bond, 6.125%, 11/15/2027	2,680,233
1,000,000	United States Treasury Bond, 7.50%, 11/15/2016	1,102,630
1,300,000	United States Treasury Bond, 12.50%, 8/15/2014	1,810,965

	Total	10,379,828

	U.S. Treasury Notes--16.3%
1,000,000	United States Treasury Note, 6.625%, 4/30/2002	1,001,480
11,500,000	United States Treasury Note, 7.50%, 5/15/2002	11,718,270

	Total	12,719,750

	TOTAL TREASURY SECURITIES (identified cost $24,370,805)	23,099,578

	(2) REPURCHASE AGREEMENT--9.4%
7,339,000	State Street Corp., 5.62%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	7,339,000

	TOTAL INVESTMENTS (identified cost $80,166,024)	$76,982,529

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--94.8%
	Asset-Backed Securities--2.2%
$1,250,000	American Express Credit Account Master Trust, 1996-1, Class A, 6.800%, 12/15/2003	$1,248,525
641,667	Sears Credit Account Master Trust, 1995-2, Class A, 8.100%, 6/15/2004	648,488

	Total	1,897,013

	Corporate Bonds--5.8%
1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,133,664
1,500,000	Du Pont (E.I.) de Nemours & Co., 6.875%, 10/15/2009	1,436,535
1,500,000	General Motors Acceptance Corp., 5.910%, 3/11/2002	1,463,325
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	878,850

	Total	4,912,374

	Corporate Note--1.2%
1,000,000	General Electric Capital Corp., 6.150%, 11/5/2001	986,380

	Federal Home Loan Bank--8.9%
2,000,000	5.980%, 6/18/2008	1,822,860
3,000,000	6.050%, 1/27/2006	2,815,680
2,000,000	6.300%, 2/3/2009	1,858,420
850,000	7.010%, 6/14/2006	834,113
205,000	7.555%, 2/27/2002	207,312

	Total	7,538,385

	(5) Federal Home Loan Mortgage Corporation--7.1%
1,500,000	5.825%, 2/9/2006	1,388,715
2,000,000	6.125%, 7/14/2003	1,936,780
1,000,000	6.148%, 9/23/2008	920,000
2,000,000	6.750%, 12/30/2013	1,815,642

	Total	6,061,137

	(5) Federal Home Loan Mortgage Corporation REMIC--6.7%
1,000,000	6.500%, 10/17/2020	990,550
3,074,000	7.000%, 11/15/2005	3,038,003
572,698	7.500%, 2/15/2003	574,949
1,000,000	7.500%, 9/15/2021	992,700
78,978	9.500%, 1/15/2005	80,611

	Total	5,676,813

	(5) Federal Home Loan Mortgage Corporation 15 Years--0.2%
30,359	9.000%, 8/1/2001	30,812
57,784	9.250%, 6/1/2002	58,667
8,027	9.500%, 10/1/2001	8,134
27,544	9.500%, 10/1/2004	28,063
24,553	9.500%, 12/1/2001	25,061

	Total	150,737

	(5) Federal Home Loan Mortgage Corporation 30 Years--0.6%
251,744	8.750%, 2/1/2017	259,729
34,870	9.000%, 1/1/2017	36,221
4,125	9.000%, 10/1/2016	4,206
4,501	9.000%, 5/1/2018	4,675
28,635	9.000%, 6/1/2016	29,199
743	9.000%, 9/1/2016	771
14,398	9.500%, 10/1/2019	15,019
43,078	10.000%, 5/1/2014	45,420
102,210	10.000%, 6/1/2018	107,768
2,630	10.000%, 6/1/2020	2,773
7,943	10.000%, 6/1/2020	8,375
6,735	10.000%, 8/1/2019	7,101

	Total	521,257

	(5) Federal National Mortgage Association--16.7%
1,500,000	5.460%, 11/3/2003	1,418,385
1,000,000	5.480%, 11/16/2001	977,720
1,000,000	5.750%, 6/15/2005	939,770
1,000,000	5.830%, 10/16/2000	996,150
1,000,000	6.000%, 5/15/2008	923,450
2,500,000	6.170%, 8/4/2003	2,422,600
1,000,000	6.350%, 8/25/2005	955,670
465,000	6.460%, 6/29/2012	428,711
1,000,000	6.560%, 11/26/2007	948,790
500,000	6.710%, 7/24/2001	500,525
1,000,000	7.100%, 10/18/2004	983,380
1,750,000	7.150%, 1/29/2007	1,706,688
1,000,000	7.280%, 5/23/2007	979,380

	Total	14,181,219

	(5) Federal National Mortgage Association REMIC--0.6%
380,182	6.500%, 5/25/2023	363,895
112,199	7.500%, 3/25/2021	111,819
64,357	9.400%, 7/25/2003	65,391

	Total	541,105

	(5) Federal National Mortgage Association 15 Years--0.6%
558,654	7.000%, 8/1/2012	548,705
7,558	10.750%, 1/1/2001	7,642

	Total	556,347

	(5) Federal National Mortgage Association 30 Years--0.2%
75,203	8.500%, 2/1/2011	76,849
54,076	9.500%, 8/1/2020	56,543

	Total	133,392

	(5) Government National Mortgage Association 15 Years--0.3%
58,633	7.000%, 11/15/2009	57,718
237,066	7.000%, 9/15/2010	232,991

	Total	290,709

	(5) Government National Mortgage Association 30 Years--14.8%
413,967	7.500%, 10/15/2022	408,014
1,494,051	7.500%, 11/20/2029	1,460,898
1,995,917	7.500%, 12/20/2029	1,951,628
731,676	7.500%, 3/15/2026	719,098
936,994	8.000%, 1/15/2022	943,731
1,497,800	8.000%, 1/20/2030	1,496,392
1,495,460	8.000%, 10/15/2029	1,499,662
344,078	8.000%, 11/15/2022	345,692
1,500,000	8.000%, 2/20/2030	1,498,590
843,784	8.000%, 4/15/2022	849,851
851,404	8.000%, 8/15/2022	856,462
159,003	8.500%, 2/20/2025	161,935
171,662	9.000%, 2/15/2020	179,333
57,566	9.500%, 6/15/2020	60,732
19,901	9.500%, 6/15/2020	20,996
52,547	9.500%, 7/15/2020	55,437
33,356	9.500%, 7/15/2020	35,190

	Total	12,543,641

	U.S. Treasury Bill--3.4%
3,000,000	United States Treasury Bill, 8/24/2000	2,915,520

	U.S. Treasury Bonds--10.7%
1,500,000	United States Treasury Bond, 6.000%, 2/15/2026	1,435,800
1,200,000	United States Treasury Bond, 6.250%, 8/15/2023	1,180,272
1,000,000	United States Treasury Bond, 6.875%, 8/15/2025	1,063,800
1,500,000	United States Treasury Bond, 7.250%, 5/15/2016	1,613,190
1,000,000	United States Treasury Bond, 7.250%, 8/15/2022	1,099,610
500,000	United States Treasury Bond, 7.875%, 2/15/2021	582,110
300,000	United States Treasury Bond, 8.500%, 2/15/2020	368,202
500,000	United States Treasury Bond, 8.750%, 5/15/2020	628,335
1,000,000	United States Treasury Bond, 10.750%, 2/15/2003	1,106,810

	Total	9,078,129

	U.S. Treasury Notes--14.8%
2,000,000	United States Treasury Note, 5.250%, 1/31/2001	1,981,580
750,000	United States Treasury Note, 5.625%, 4/30/2000	749,700
500,000	United States Treasury Note, 5.625%, 2/15/2006	474,495
1,700,000	United States Treasury Note, 5.875%, 11/30/2001	1,681,623
1,000,000	United States Treasury Note, 6.125%, 8/15/2007	968,640
1,000,000	United States Treasury Note, 6.250%, 8/31/2002	992,790
1,500,000	United States Treasury Note, 6.250%, 2/15/2007	1,466,895
500,000	United States Treasury Note, 6.500%, 5/31/2002	499,470
2,000,000	United States Treasury Note, 6.500%, 5/15/2005	1,986,400
250,000	United States Treasury Note, 6.500%, 10/15/2006	247,393
500,000	United States Treasury Note, 6.750%, 4/30/2000	500,685
1,000,000	United States Treasury Note, 7.000%, 7/15/2006	1,015,180

	Total	12,564,851

	TOTAL LONG-TERM OBLIGATIONS (identified cost $83,517,861)	80,549,009

	(2) REPURCHASE AGREEMENT--4.8%
4,049,000	State Street Corp., 5.620%, dated 2/29/2000, due 3/1/2000 (at amortized cost)	4,049,000

	TOTAL INVESTMENTS (identified cost $87,566,861)	$84,598,009

CASH RESERVE FUND

Principal Amount		Value
	BANKERS ACCEPTANCE--3.3%
$8,000,000	First Union Corp., 5.884%, 5/10/2000	$7,909,778

	(6) COMMERCIAL PAPER--67.0%
	Agricultural Operation--2.1%
5,000,000	Cargill, Inc., 5.673%, 3/9/2000	4,993,744

	Consumer Non-Durables--8.3%
8,000,000	Anheuser-Busch Cos., Inc., 5.840%, 4/5/2000	7,954,889
8,000,000	Coca-Cola Co., 5.710% - 5.746%, 3/9/2000	7,989,898
3,750,000	Colgate-Palmolive Co., 5.776%, 3/27/2000	3,734,427

	Total	19,679,214

	Consumer Services--3.4%
8,000,000	Walt Disney Co., 5.673% - 5.720%, 3/14/2000	7,983,642

	Finance--29.1%
8,000,000	American General Corp., 5.879% - 5.886%, 4/18/2000	7,938,053
8,000,000	CIESCO, L.P., 5.863%, 4/4/2000	7,956,178
8,000,000	Citicorp, 5.638% - 5.780%, 3/8/2000	7,991,195
7,795,000	Falcon Asset Securitization Corp., 5.914% - 6.014%, 4/14/2000 - 5/19/2000	7,728,595
8,000,000	Ford Motor Credit Co., 5.701% - 5.765%, 3/8/2000	7,991,159
8,000,000	General Motors Acceptance Corp., 5.790% - 5.878%, 4/5/2000 - 4/10/2000	7,952,794
5,500,000	Paccar Financial Corp., (PACCAR, Inc. Support Agreement), 5.885% - 5.990%, 3/1/2000 - 5/31/2000	5,470,172
8,000,000	USAA Capital Corp., 5.933% - 5.939%, 5/11/2000 - 5/16/2000	7,903,954
8,000,000	Wells Fargo & Co., 5.757% - 5.884%, 3/7/2000	7,992,313

	Total	68,924,413

	Finance - Commercial--8.8%
8,000,000	CIT Group, Inc., 5.957%, 5/10/2000	7,908,689
5,000,000	Deere (John) Capital Corp., 5.632%, 3/6/2000	4,996,125
8,000,000	General Electric Capital Corp., 6.002%, 5/17/2000	7,899,044

	Total	20,803,858

	Finance - Retail--3.3%
8,000,000	Beta Finance, Inc., 6.004%, 5/15/2000	7,901,500

	Health Technology--2.1%
5,101,000	Abbott Laboratories, 5.740%, 3/16/2000	5,088,843

	Process Industries--3.2%
7,550,000	Du Pont (E.I.) de Nemours & Co., 5.855% - 5.876%, 4/19/2000	7,490,566

	Utilities--6.7%
8,000,000	AT&T Corp., 5.759% - 5.953%, 3/16/2000 - 5/23/2000	7,947,593
8,000,000	South Carolina Electric and Gas, 5.813%, 3/28/2000	7,965,320

	Total	15,912,913

	TOTAL COMMERCIAL PAPER	158,778,693

	(7) GOVERNMENT AGENCIES--18.0%
	Finance--18.0%
15,000,000	Federal Home Loan Bank System, 5.800%, 5/24/2000	14,797,000
7,000,000	Federal Home Loan Mortgage Corp., 5.805%, 4/25/2000	6,937,919
7,000,000	Federal Home Loan Mortgage Corp., 5.800%, 5/11/2000	6,919,928
10,000,000	Federal National Mortgage Association, 5.700%, 4/10/2000	9,936,667
4,000,000	Federal National Mortgage Association, 5.800%, 5/4/2000	3,958,756

	TOTAL GOVERNMENT AGENCIES	42,550,270

Principal Amount or Shares		Value
	MUTUAL FUND--3.0%
$6,996,000	Fidelity Institutional Cash Treasury Money Market Fund, (at net asset value)	$6,996,000

	(2) REPURCHASE AGREEMENT --9.0%
21,453,000	State Street Corp., 5.620%, dated 2/29/2000, due 3/1/2000	21,453,000

	TOTAL INVESTMENTS (at amortized cost)	$237,687,741

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(7) U.S. TREASURY BILLS--56.7%
$10,000,000	5.050%-5.130%, 3/30/2000	$9,958,997
10,000,000	5.235%-5.270%, 4/13/2000	9,937,501
20,000,000	5.210%-5.345%, 4/20/2000	19,852,812
30,000,000	5.050%-5.690%, 4/27/2000	29,747,458
5,000,000	5.350%, 4/6/2000	4,973,250
10,000,000	5.340%-5.550%, 5/11/2000	9,892,612
15,000,000	5.250%-5.370%, 5/25/2000	14,812,646
5,000,000	5.730%, 5/4/2000	4,950,578
5,000,000	5.670%, 6/1/2000	4,928,338

	TOTAL U.S. TREASURY BILLS	109,054,192

	U.S. TREASURY NOTE--5.2%
10,000,000	5.500%, 5/31/2000	9,998,176

	MUTUAL FUND--3.5%
6,759,000	Fidelity Institutional Cash Treasury Money Market Fund, (at net asset value)	6,759,000

	(2) REPURCHASE AGREEMENTS--37.9%
45,000,000	Dean Witter Reynolds, Inc., 5.670%, dated 2/29/2000, due 3/1/2000	45,000,000
27,852,000	State Street Corp., 5.620%, dated 2/29/2000, due 3/1/2000	27,852,000

	TOTAL REPURCHASE AGREEMENTS	72,852,000

	TOTAL INVESTMENTS (at amortized cost)	$198,663,368

Notes to Portfolios of Investments

Hibernia Funds

February 29, 2000 (unaudited)

(1) Non-income producing.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) At February 29, 2000, 10.8% and 3.1% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund and Hibernia Total Return Bond Fund, respectively.

(4) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(5) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(6) Rate shown represents yield to maturity.

(7) These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

ADR --American Depository Receipt
AMBAC --American Municipal Bond Assurance Corporation
COL --Collateralized
FGIC --Financial Guaranty Insurance Corporation
FHA --Federal Housing Administration
FHLMC --Federal Home Loan Mortgage Corporation
FNMA --Federal National Mortgage Association
FSA --Financial Security Assurance
GNMA --Government National Mortgage Association
GO --General Obligation
GTD --Guaranteed
HFA --Housing Finance Agency
INS --Insured
LOC --Letter of Credit
LT --Limited Tax
MBIA --Municipal Bond Insurance Association
PFA --Public Facility Authority
REMIC --Real Estate Mortgage Investment Conduit
SFM --Single Family Mortgage
UT --Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments beneath the heading "Common Stock" represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*
Capital Appreciation Fund	$ 217,664,338	$ 145,818,989	$ 162,147,586	$ (16,328,597)	$ 363,667,194
Louisiana Municipal Income Fund	82,651,783	(1,610,483)	1,242,998	(2,853,481)	81,995,790
Mid Cap Equity Fund	17,248,508	7,693,997	10,026,534	(2,332,537)	24,956,436
Total Return Bond Fund	80,166,024	(3,183,495)	34,423	(3,217,918)	77,943,019
U.S. Government Income Fund	87,566,861	(2,968,852)	217,984	(3,186,836)	84,991,006
Cash Reserve Fund	237,687,741	--	--	--	237,074,161
U.S. Treasury Money Market Fund	198,663,368	--	--	--	192,249,521

* The categories of investments are shown as a percentage of net assets at February 29, 2000.

(See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

Hibernia Funds

February 29, 2000 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ 4,749,000	$ --	$ 1,260,0000
Investments in securities	358,734,327	81,041,300	23,682,505

Total investments in securities, at value	363,483,327	81,041,300	24,942,505
Cash	--	--	--
Income receivable	354,985	1,301,467	16,353
Receivable for investments sold	--	--	--
Receivable for shares sold	55,177	--	26,400

Total assets	363,893,489	82,342,767	24,985,258

Liabilities:
Payable for investments purchased	--	--	--
Payable for shares redeemed	125,455	77,690	4,113
Payable for taxes withheld	6,879	--	--
Income distribution payable	--	234,207	--
Payable to Bank	4,985	25,436	9,445
Accrued expenses	88,976	9,644	15,264

Total liabilities	226,295	346,977	28,822

Net Assets Consist of:
Paid in capital	213,297,846	83,488,905	17,700,203
Net unrealized appreciation (depreciation) of investments	145,818,989	(1,610,483)	7,693,997
Accumulated net realized gain (loss) on investments	4,648,345	121,449	(387,611)
Undistributed net investment income (Distributions in excess of net investment income)	(97,986)	(4,081)	(50,153)

Total Net Assets	$ 363,667,194	$ 81,995,790	$ 24,956,436

Net Assets:	$ 344,357,778(1)	$ 81,995,790	$ 22,016,444(3)

	$ 19,309,416(2)	--	$ 2,939,992(4)

Shares Outstanding	14,130,989(1)	7,846,991	1,581,353(3)

	808,282(2)	--	212,972(4)

Total Shares Outstanding	14,939,271	7,846,991	1,794,325

Net Asset Value Per Share	$ 24.37(1)	$ 10.45	$ 13.92(3)

	$ 23.89(2)	--	$ 13.80(4)

Offering Price Per Share*	$ 25.52(1)****	$ 10.77 ***	$ 14.58(3)****

	$ 23.89(2)	--	$ 13.80(4)

Redemption Proceeds Per Share**	$ 24.37(1)	$ 10.45	$ 13.92(3)

	$ 22.58(2)*****	--	$ 13.04(4)*****

Investments, at identified cost	$ 217,664,338	$ 82,651,783	$ 17,248,508

Investments, at tax cost	$ 217,664,338	$ 82,651,783	$ 17,248,508

(1) Represents Class A Shares of Capital Appreciation Fund. * See "What Do Shares Cost" in the Prospectus.

(2) Represents Class B Shares of Capital Appreciation Fund. ** See "Redeeming Shares" in the Prospectus.

(3) Represents Class A Shares of Mid Cap Equity Fund. *** Computation of Offering Price: 100/97 of net asset value.

(4) Represents Class B Shares of Mid Cap Equity Fund. **** Computation of Offering Price: 100/95.50 of net asset value.

(5) Represents Class A Shares of Cash Reserve Fund. ***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(6) Represents Class B Shares of Cash Reserve Fund.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
$ 7,339,000	$ 4,049,000	$ 21,453,000	$ 72,852,000
69,643,529	80,549,009	216,234,741	125,811,368

76,982,529	84,598,009	237,687,741	198,663,368
--	--	277,672	--
1,228,305	848,681	32,556	312,829
3,600,000	--	--	--
232	3,600	10,338	21,854

81,811,066	85,450,290	238,008,307	198,998,051

--	--	--	4,928,338
--	500	--	--
--	--	--	--
128,621	280,217	898,691	787,168
3,705,976	169,341	--	1,027,876
33,450	9,226	35,455	5,148

3,868,047	459,284	934,146	6,748,530

81,188,429	91,395,978	237,074,161	192,249,521
(3,183,495)	(2,968,852)	--	--
(157,847)	(3,511,957)	--	--
95,932	75,837	--	--

$ 77,943,019	$ 84,991,006	$ 237,074,161	$ 192,249,521

$ 77,943,019	$ 84,991,006	$ 236,798,322(5)	$ 192,249,521

--	--	$ 275,839(6)	--

8,168,719	8,779,263	236,798,322(5)	192,249,521

--	--	275,839(6)	--

8,168,719	8,779,263	237,074,161	192,249,521

$ 9.54	$ 9.68	$ 1.00(5)	$ 1.00

--	--	$ 1.00(6)	--

$ 9.84 ***	$ 9.98 ***	$ 1.00(5)	$ 1.00

--	--	$ 1.00(6)	--

$ 9.54	$ 9.68	$ 1.00(5)	$ 1.00

--	--	$ 1.00(6)	--

$ 80,166,024	$ 87,566,861	$ 237,687,741	$ 198,663,368

$ 80,166,024	$ 87,566,861	$ 237,687,741	$ 198,663,368

Statements of Operations

Hibernia Funds

February 29, 2000(unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 1,990,267	$ --	$ 91,126
Interest	250,325	2,556,302	63,208

Total income	2,240,592	2,556,302	154,334

Expenses:
Investment adviser fee	1,411,001	195,110	84,468
Administrative personnel and services fee	209,309	48,255	24,863
Custodian fees	40,113	10,839	4,856
Transfer and dividend disbursing agent fees and expenses	56,501	16,981	28,630
Directors'/Trustees' fees	7,399	2,244	1,381
Auditing fees	7,336	7,334	7,226
Legal fees	2,696	1,642	2,530
Portfolio accounting fees	41,730	27,899	27,063
Distribution services fee	517,687(1)	108,394	34,353(2)
Shareholder services fee	23,677(4)	--	3,098(4)
Share registration costs	14,919	6,672	10,015
Printing and postage	1,883	2,650	5,177
Insurance premiums	1,129	621	462
Miscellaneous	3,198	4,193	1,383

Total expenses	2,338,578	432,834	235,505

Waivers--
Waiver of investment adviser fee	--	(99,723)	(22,525)
Waiver of distribution services fee	--	(43,358)	--

Waiver of administrative personnel and services fees	--	--	(8,493)

Total waivers	--	(143,081)	(31,018)

Net expenses	2,338,578	289,753	204,487

Net investment income (loss)	(97,986)	2,266,549	(50,153)

Realized and Unrealized Gain(Loss) on Investments:
Net realized gain (loss) on investments	8,683,835	394,161	543,063
Net change in unrealized appreciation (depreciation) of investments	11,832,250	(3,031,423)	4,328,784

Net realized and unrealized gain (loss) on investments	20,516,085	(2,637,262)	4,871,847

Change in net assets resulting from operations	$ 20,418,099	$(370,713)	$ 4,821,694

(1) Represents distribution services fee of $446,657 and $71,030, for Class A Shares and Class B Shares, respectively,of Capital Appreciation Fund.

(2) Represents distribution services fee of $25,058 and $9,295, for Class A Shares and Class B Shares, respectively,of Mid Cap Equity Fund.

(3) Represents distribution services fee of $213,892 and $846, for Class A Shares and Class B Shares, respectively,of Cash Reserve Fund.

(4) Represents shareholder services fee for Class B Shares.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
$ --	$ --	$ --	$ --
2,737,635	2,757,187	4,822,456	5,444,751

2,737,635	2,757,187	4,822,456	5,444,751

275,478	189,472	342,678	419,528
43,787	46,845	95,158	116,672
9,838	10,526	19,620	23,357
28,363	14,120	80,603	37,537
1,915	2,695	4,540	4,786
7,343	7,579	8,309	7,162
2,918	3,172	2,656	2,444
22,422	22,708	30,036	26,568
98,385	105,262	214,738(3)	--
--	--	282(4)	--
6,937	7,017	12,596	7,267
3,585	1,853	4,883	2,691
564	547	805	769
5,563	3,914	5,911	6,617

507,098	415,710	822,815	655,398

(118,062)	(88,420)	--	--
--	(42,105)	--	--
--	--	--	--

(118,062)	(130,525)	--	--

389,036	285,185	822,815	655,398

2,348,599	2,472,002	3,999,641	4,789,353

(156,521)	(237,885)	--	--
(984,909)	(947,733)	--	--

(1,141,430)	(1,185,618)	--	--

$ 1,207,169	$ 1,286,384	$ 3,999,641	$ 4,789,353

Statements of Changes in Net Assets

Hibernia Funds

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase(Decrease) in Net Assets:
Operations:
Net investment income (operating loss)	$(97,986)	$ 2,925	$ 2,266,549	$ 4,662,474
Net realized gain (loss) on investments	8,683,835	41,577,429	394,161	520,146
Net change in unrealized appreciation (depreciation)	11,832,250	65,911,793	(3,031,423)	(5,284,349)

Change in net assets resulting from operations	20,418,099	107,492,147	(370,713)	(101,729)

Distributions to Shareholders:
Distributions from net investment income	--	(35,622)(2)	(2,211,088)	(4,695,997)
Distributions in excess of net investment income	--	(229,738)(3)	--	--
Distributions from net realized gain on investments	(45,018,200)(1)	(37,206,090)(4)	(792,858)	(638,525)

Change in net assets from distributions to shareholders	(45,018,200)	(37,471,450)	(3,003,946)	(5,334,522)

Share Transactions:
Proceeds from sale of shares	21,791,903	42,077,441	2,220,331	12,059,476
Net asset value of shares issued to shareholders in payment of distributions declared	36,019,524	30,098,133	1,349,542	2,098,362
Cost of shares redeemed	(40,854,706)	(61,503,186)	(10,901,324)	(14,730,945)

Change in net assets from share transactions	16,956,721	10,672,388	(7,331,451)	(573,107)

Change in net assets	(7,643,380)	80,693,085	(10,706,110)	(6,009,358)
Net Assets:
Beginning of period	371,310,574	290,617,489	92,701,900	98,711,258

End of period	$ 363,667,194	$ 371,310,574	$ 81,995,790	$ 92,701,900

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$(97,986)	$ --	$(4,081)	$(59,542)

Net gain(loss) as computed for federal tax purposes	$ 8,683,835	$ 41,577,429	$ 394,161	$ 520,146

(1) Represents income distributions of $42,763,287 and $2,254,913 for Class A Shares and Class B Shares, respectively.

(2) Represents gain distributions for Class A Shares only.

(3) Represents distributions in excess of net investment income for Class A Shares only.

(4) Represents gain distributions of $35,588,767 and $1,617,323 for Class A Shares and Class B Shares, respectively.

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Six Months Ended (unaudited) February 29, 2000	Period Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999

$(50,153)	$(92,125)	$ 2,348,599	$ 4,491,334	$ 2,472,002	$ 4,660,403
543,063	(930,674)	(156,521)	14,884	(237,885)	90,774
4,328,784	6,496,547	(984,909)	(4,531,688)	(947,733)	(4,453,381)

4,821,694	5,473,748	1,207,169	(25,470)	1,286,384	297,796

--	--	(2,307,479)	(4,425,381)	(2,409,649)	(4,673,434)
--	--	--	--	--	--
--	--	--	(197,944)	--	--

--	--	(2,307,479)	(4,623,325)	(2,409,649)	(4,673,434)

3,214,229	5,036,585	6,527,868	18,694,205	9,102,073	17,770,200
--	--	1,553,289	3,149,240	775,573	1,409,149
(3,353,341)	(4,224,856)	(8,950,868)	(17,238,886)	(8,004,997)	(14,097,290)

(139,112)	811,729	(869,711)	4,604,559	1,872,649	5,082,059

4,682,582	6,285,477	(1,970,021)	(44,236)	749,384	706,421

20,273,854	13,988,377	79,913,040	79,957,276	84,241,622	83,535,201

$ 24,956,436	$ 20,273,854	$ 77,943,019	$ 79,913,040	$ 84,991,006	$ 84,241,622

$(50,153)	$ --	$ 95,932	$ 54,812	$ 75,837	$ 13,484

$ 543,063	$(891,679)	$(156,521)	$ 16,210	$(237,885)	$ 89,715

Statements of Changes in Net Assets

Hibernia Funds

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase(Decrease) in Net Assets:
Operations:
Net investment income	$ 3,999,641	$ 6,644,030	$ 4,789,353	$ 9,662,434

Distributions to Shareholders:
Distributions from net investment income	(3,999,641)(1)	(6,644,030)(2)	(4,789,353)	(9,662,434)

Share Transactions:
Proceeds from sale of shares	228,081,415	447,612,934	356,467,791	801,070,866
Net asset value of shares issued to shareholders in payment of distributions declared	1,004,265	1,866,987	1,258,102	4,061,630
Cost of shares redeemed	(149,187,454)	(441,523,335)	(379,269,442)	(766,472,346)

Change in net assets from share transactions	79,898,226	7,956,586	(21,543,549)	38,660,150

Change in net assets	79,898,226	7,956,586	(21,543,549)	(38,660,150)
Net Assets:
Beginning of period	157,175,935	149,219,349	213,793,070	175,132,920

End of period	$ 237,074,161	$ 157,175,935	$ 192,249,521	$ 213,793,070

(1) Represents income distributions of $3,995,165 and $4,476 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $6,638,815 and $5,215 for Class A Shares and Class B Shares, respectively.

Financial Highlights

Hibernia Funds

(For a share outstanding throughout each period)

Year Ended August 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investment Transactions	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Distributions in Excess of Net Investment Income	Total Distributions
Capital Appreciation Fund--Class A Shares
1995	$ 13.81	0.22	2.54	2.76	(0.21)	(0.27)	--	(0.48)
1996	$ 16.09	0.19	2.62	2.81	(0.19)	(0.84)	--	(1.03)
1997	$ 17.87	0.15	6.51	6.66	(0.16)	(1.99)	--	(2.15)
1998	$ 22.38	0.08	1.09	1.17	(0.07)	(2.34)	--	(2.41)
1999	$ 21.14	0.01	7.73	7.74	(0.00)(6)	(2.79)	(0.02)(4)	(2.81)
2000(1)	$ 26.07	(0.01)	1.46	1.45	--	(3.15)	--	(3.15)
Capital Appreciation Fund--Class B Shares
1997(2)	$ 18.90	(0.01)(3)	3.48	3.47	--	--	(0.05)(4)	(0.05)
1998	$ 22.32	(0.06)	1.07	1.01	--	(2.34)	--	(2.34)
1999	$ 20.99	(0.16)	7.66	7.50	--	(2.79)	--	(2.79)
2000(1)	$ 25.70	(0.01)	1.35	1.34	--	(3.15)	--	(3.15)
Louisiana Municipal Income Fund
1995	$ 10.82	0.59	0.24	0.83	(0.58)	(0.08)	--	(0.66)
1996	$ 10.99	0.60	(0.05)	0.55	(0.60)	--	--	(0.60)
1997	$ 10.94	0.57	0.28	0.85	(0.58)	--	--	(0.58)
1998	$ 11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00)(4)(6)	(0.62)
1999	$ 11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--	(0.62)
2000(1)	$ 10.85	0.28	(0.31)	(0.03)	(0.27)	(0.10)	--	(0.37)
Mid Cap Equity Fund--Class A Shares
1998(7)	$ 10.00	(0.01)	(1.85)	(1.86)	--	--	--	--
1999	$ 8.14	(0.05)(3)	3.26	3.21	--	--	--	--
2000	$ 11.35	(0.02)	2.59	2.57	--	--	--	--
Mid Cap Equity Fund--Class B Shares
1998(5)	$ 10.00	(0.01)	(1.86)	(1.87)	--	--	--	--
1999	$ 8.13	(0.13)(3)	3.29	3.16	--	--	--	--
2000(1)	$ 11.29	(0.07)	2.58	2.51	--	--	--	--
Total Return Bond Fund
1995	$ 9.64	0.56	0.39	0.95	(0.54)	--	--	(0.54)
1996	$ 10.05	0.56	(0.27)	0.29	(0.57)	--	--	(0.57)
1997	$ 9.77	0.60	0.23	0.83	(0.61)	--	--	(0.61)
1998	$ 9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00)(4)(6)	(0.65)
1999	$ 10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--	(0.60)
2000(1)	$ 9.68	0.29	(0.15)	0.14	(0.28)	--	--	(0.28)
U.S. Government Income Fund
1995	$ 9.92	0.71	0.20	0.91	(0.69)	--	--	(0.69)
1996	$ 10.14	0.67	(0.30)	0.37	(0.69)	--	--	(0.69)
1997	$ 9.82	0.62	0.18	0.80	(0.64)	--	--	(0.64)
1998	$ 9.98	0.61	0.34	0.95	(0.60)	--	--	(0.60)
1999	$ 10.33	0.57	(0.52)	0.05	(0.57)	--	--	(0.57)
2000(1)	$ 9.81	0.29	(0.14)	0.15	(0.28)	--	--	(0.28)
Cash Reserve Fund--Class A Shares
1995	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1996	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1997	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1998	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1999	$ 1.00	0.04	--	0.04	(0.04)	--	--	(0.04)
2000(1)	$ 1.00	0.02	--	0.02	(0.02)	--	--	(0.02)
Cash Reserve Fund--Class B Shares
1999(7)	$ 1.00	0.03	--	0.03	(0.03)	--	--	(0.03)
2000(1)	$ 1.00	0.02	--	0.02	(0.02)	--	--	(0.02)
U.S. Treasury Money Market Fund
1995	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1996	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1997	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1998	$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1999	$ 1.00	0.04	--	0.04	(0.04)	--	--	(0.04)
2000(1)	$ 1.00	0.02	--	0.02	(0.02)	--	--	(0.02)

(1) Six months ended February 29, 2000(unaudited).

(2) Reflects operations for the period from December 2, 1996(date of initial public offering) to August 31, 1997.

(3) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(4) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(5) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

(6) Amount is less than $0.01 per share.

(7) Reflects operations for the period from September 4,1998 (date of initial public offering) to August 31, 1999.

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(8)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(10)	Net Assets End of Period (000 omitted)	Portfolio Turnover Rate

$ 16.09	20.71%	1.25%	1.46%	--	$ 144,476	69%
$ 17.87	18.03%	1.24%	1.08%	--	$ 169,648	69%
$ 22.38	39.56%	1.24%	0.72%	--	$ 283,040	62%
$ 21.14	5.12%	1.21%	0.32%	--	$ 279,778	62%
$ 26.07	38.35%	1.22%	0.03%	--	$ 352,876	44%
$ 24.37	5.41%	1.21%(9)	( 0.01%)(9)	--	$ 344,358	3%

$ 22.32	18.40%	1.99%(9)	(0.09%)(9)	--	$ 4,635	62%
$ 20.99	4.36%	1.96%	(0.44%)	--	$ 10,840	62%
$ 25.70	37.35%	1.98%	(0.73%)	--	$ 18,435	44%
$ 23.89	5.03%	1.96%(9)	(0.77%)(9)	--	$ 19,309	3%

$ 10.99	8.20%	0.77%	5.54%	0.08%	$ 67,600	22%
$ 10.94	5.04%	0.74%	5.37%	0.08%	$ 65,717	17%
$ 11.21	8.31%	0.69%	5.19%	0.08%	$ 101,441	17%
$ 11.47	8.04%	0.66%	4.94%	0.08%	$ 98,711	24%
$ 10.85	(0.08%)	0.66%	4.77%	0.29%	$ 92,702	17%
$ 10.45	(0.30%)	0.67%(9)	5.23%(9)	0.33%(9)	$ 81,996	6%

$ 8.14	(18.60%)	1.89%(9)	(0.48%)(9)	0.20%(9)	$ 13,422	1%
$ 11.35	39.43%	1.76%	(0.44%)	0.70%	$ 18,283	55%
$ 13.92	22.64%	1.73%(9)	(0.36%)(9)	0.2 8%(9)	$ 22,016	19%

$ 8.13	(18.70%)	2.76%(9)	(1.22%)(9)	0.17%(9)	$ 567	1%
$ 11.29	38.87%	2.51%	(1.21%)	0.63%	$ 1,990	55%
$ 13.80	22.23%	2.49%(9)	(1.12%)(9)	0.27%(9)	$ 2,940	19%

$ 10.05	10.19%	1.30%	5.71%	--	$ 69,455	91%
$ 9.77	2.90%	1.29%	5.57%	--	$ 71,188	38%
$ 9.99	8.71%	1.29%	6.00%	--	$ 71,867	65%
$ 10.27	9.51%	1.08%	5.66%	0.17%	$ 79,957	31%
$ 9.68	(0.03%)	0.99%	5.69%	0.30%	$ 79,913	20%
$ 9.54	1.48%	0.99%(9)	5.97%(9)	0.30%(9)	$ 77,943	8%

$ 10.14	9.60%	0.82%	7.02%	0.06%	$ 42,593	5%
$ 9.82	3.72%	0.87%	6.64%	0.06%	$ 37,544	27%
$ 9.98	8.39%	0.88%	6.31%	0.06%	$ 59,438	72%
$ 10.33	9.74%	0.73%	5.98%	0.06%	$ 83,535	44%
$ 9.81	0.41%	0.70%	5.55%	0.27%	$ 84,242	24%
$ 9.68	1.53%	0.68%(9)	5.87%(9)	0.31%(9)	$ 84,991	7%

$ 1.00	4.97%	0.86%	4.87%	--	$ 191,242	--
$ 1.00	4.79%	0.87%	4.69%	--	$ 168,344	--
$ 1.00	4.70%	0.89%	4.59%	--	$ 150,377	--
$ 1.00	4.82%	0.89%	4.72%	--	$ 149,219	--
$ 1.00	4.23%	0.92%	4.16%	--	$ 157,099	--
$ 1.00	2.34%	0.96%(9)	4.67%(9)	--	$ 236,798	--

$ 1.00	3.37%	1.67%(9)	3.35%(9)	--	$ 77	--
$ 1.00	1.96%	1.71%(9)	3.97%(9)	--	$ 276	--

$ 1.00	5.15%	0.46%	5.15%	0.22%	$ 116,489	--
$ 1.00	5.08%	0.44%	4.95%	0.22%	$ 136,068	--
$ 1.00	4.92%	0.50%	4.81%	0.14%	$ 154,624	--
$ 1.00	4.89%	0.63%	4.78%	--	$ 175,133	--
$ 1.00	4.23%	0.63%	4.14%	--	$ 213,793	--
$ 1.00	2.31%	0.62%(9)	4.57%(9)	--	$ 192,250	--

(8) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(9) Computed on an annualized basis.

(10) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Combined Notes to Financial Statements

Hibernia Funds
 February 29, 2000 (unaudited)

(1) ORGANIZATION

Hibernia Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund (" Capital Appreciation Fund")	diversified	provide growth of capital and income.
Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.
Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.
Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.
Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income.
Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.
Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations-- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U. S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements-- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes-- It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At August 31, 1999, Mid Cap Equity Fund and U.S. Government Income Fund for federal tax purposes, had capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Expiration Year
Fund	2003	2004	2007	Total Tax Loss Carryforward
Mid Cap Equity Fund	$--	$--	$891,679	$891,679
U.S. Government Income Fund	1,422,238	1,298,006	--	3,274,072

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 1998, which were treated as arising on September 1, 1999, the first day of each Fund's next taxable year as follows:

Fund	Capital Losses Deferred
Mid Cap Equity Fund	$ (32,538)
Total Return Bond Fund	(1,326)

When-Issued and Delayed Delivery Transactions-- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other-- Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS
	Capital Appreciation Fund
	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	787,607	$ 19,748,398	1,456,003	$ 36,315,322
Shares issued to shareholders in payment of distributions declared	1,369,456	33,784,477	1,241,674	28,632,787
Shares redeemed	(1,561,455)	(38,793,620)	(2,398,866)	(59,199,878

Net change resulting from Class A Share transactions	595,608	$ 14,739,255	298,811	$ 5,748,231

	Capital Appreciation Fund
	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	81,464	$ 2,043,505	232,004	$ 5,762,119
Shares issued to shareholders in payment of distributions declared	92,243	2,235,047	64,099	1,465,346
Shares redeemed	(82,842)	(2,061,086)	(95,160)	(2,303,308)

Net change resulting from Class B Share transactions	90,865	2,217,466	200,943	4,924,157

Net change resulting from Share transactions	686,473	$ 16,956,721	499,754	$ 10,672,388

	Mid Cap Equity Fund
	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	210,855	$ 2,460,762	350,677	$ 3,781,027
Shares redeemed	(240,601)	(3,006,449)	(388,318)	(4,070,418)

Net change resulting from Class A Share transactions	(29,746)	$ (545,687)	(37,641)	$ (289,391)

	Mid Cap Equity Fund
	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	63,804	$ 753,467	121,109	$ 1,255,558
Shares redeemed	(27,103)	(346,892)	(14,490)	(154,438)
Net change resulting from Class B Share transactions	36,701	406,575	160,619	1,101,120
Net change resulting from fund share transaction	6,955	$ (139,112)	68,978	$ 811,729

	Louisiana Municipal Income Fund		Total Return Bond Fund		U.S. Government Income Fund
	Six Months Ended February 29, 2000	Year nded August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	210,699	1,064,927	681,310	1,884,047	933,244	1,742,267
Shares issued to shareholders in payment of distributions declared	127,704	185,636	161,680	313,068	79,649	138,932
Shares redeemed	(1,036,462)	(1,309,582)	(933,303)	(1,725,600)	(820,444)	(1,379,614)

Net change resulting from fund share transaction	(698,059)	(59,019)	(90,313)	471,515	192,449	501,585

MONEY MARKET FUNDS
	Cash Reserve Fund
Class A Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	227,776,029	447,343,384
Shares issued to shareholders in payment of distributions declared	1,000,779	1,862,117
Shares redeemed	149,077,648	(441,325,587)

Net change resulting from Class A Share transactions	79,699,160	7,879,914

	Cash Reserve Fund
Class B Shares	Six Months Ended February 29, 2000	Year Ended August 31, 1999(1)
Shares sold	305,386	269,550
Shares issued to shareholders in payment of distributions declared	3,486	4,870
Shares redeemed	(109,806)	(197,748)

Net change resulting from Class B Share transactions	199,066	76,672

Net change resulting from Share transactions	79,898,226	7,956,586

(1) For the period from September 4, 1998 (date of initial public investment) to August 31, 1999.

	U.S. Treasury Money Market Fund
	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	356,467,791	801,070,866
Shares issued to shareholders in payment of distributions declared	1,258,102	4,061,630
Shares redeemed	(379,269,442)	(766,472,346)

Net change resulting from Class A Share transactions	(21,543,549)	38,660,150

(4) INVESTMENT ADVISER FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee-- Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Funds' average daily net assets (see below).

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee-- Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee-- The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the six months ended February 29, 2000, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Mid-Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses-- Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees-- Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Interfund Transactions-- During the six months ended February 29, 2000, the Louisiana Municipal Income Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,524,383 and $12,538,755, respectively.

Other Affiliated Parties and Transactions-- Pursuant to an exemptive order issued by the Securities and Exchange Commission, Louisiana Municipal Income Fund may invest in certain affiliated money market funds. As of February 29, 2000, the Fund owned 0.02% of outstanding shares of Federated Tax-Free Obligations Fund, which is distributed by an affiliate of the Fund's distributor.

General-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six months ended February 29, 2000, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$11,376,417	$38,184,176
Louisiana Municipal Income Fund	$ 5,313,470	$14,672,594
Mid Cap Equity Fund	$ 4,098,043	$ 3,723,212
Total Return Bond Fund	$ 5,752,379	$ 7,196,020
U.S. Government Income Fund	$11,519,241	$ 5,082,660

(6) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 29, 2000, 74.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.8% of total investments.

HIBERNIA FUNDS

Trustees and Officers

TRUSTEES	OFFICERS

Edward C. Gonzales	Edward C. Gonzales
President and Treasurer

Robert L. diBenedetto, M.D.	Jeffrey W. Sterling
Vice President and Assistant Treasurer

Arthur Rhew Dooley, Jr.	Peter J. Germain
Secretary

James A. Gayle, Sr.	Timothy S. Johnson
Assistant Secretary

J. Gordon Reische

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor of the funds

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